Premises And Equipment - Details of right-of-use assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ 383,682	₩ 365,083	₩ 385,544	₩ 447,555
Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	775,785	676,184
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(392,103)	(311,101)
Building
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	362,702	349,494	367,480	435,132
Building | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	735,396	643,484
Building | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(372,694)	(293,990)
Equipment and vehicles
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	20,980	15,589	₩ 18,064	₩ 12,423
Equipment and vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	40,389	32,700
Equipment and vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ (19,409)	₩ (17,111)